united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisor Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

Item 1. Schedule of Investments.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Principal Amount ($)		Interest Rate	Maturity	Value
	BONDS & NOTES - 12.5%
	BANKS - 2.8%
150,000	Bank of America Corp.	6.0500%	5/16/2016	$ 151,034
125,000	Citigroup, Inc.	1.8500	11/24/2017	125,282
125,000	Comerica Bank	5.7500	11/21/2016	128,270
156,000	Credit Suisse AG	6.0000	2/15/2018	166,283
150,000	Deutsche Bank AG	1.3500	5/30/2017	148,911
150,000	Fifth Third Bancorp	4.5000	6/1/2018	158,194
125,000	Goldman Sachs Group, Inc.	5.6250	1/15/2017	128,958
125,000	JPMorgan Chase & Co.	6.1250	6/27/2017	131,564
				1,138,496
	BEVERAGES - 0.3%
125,000	Coca-Cola Femsa SAB de CV	2.3750	11/26/2018	126,898

150,000	Western Union Co.	2.8750	12/10/2017	152,224
				302,430
	ELECTRONICS - 0.6%
250,000	Tyco Electronics Group SA	2.3750	12/17/2018	252,813

	HEALTHCARE-PRODUCTS - 1.3%
125,000	Baxter International, Inc.	0.9500	6/1/2016	125,039
150,000	Becton Dickinson and Co.	1.8000	12/15/2017	150,631
250,000	Thermo Fisher Scientific, Inc.	2.4000	2/1/2019	252,948
				528,618
	HEALTHCARE-SERVICES - 0.3%
125,000	Laboratory Corp of America Holdings	2.5000	11/1/2018	126,061

	HOME FURNISHINGS - 0.4%
150,000	Whirlpool Corp.	7.7500	7/15/2016	152,671

	INSURANCE - 0.2%
100,000	Prudential Financial, Inc.	3.0000	5/12/2016	100,199

	INTERNET - 0.3%
125,000	eBay, Inc.	1.3500	7/15/2017	124,742

See accompanying notes to consolidated financial statements.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Principal Amount ($)		Interest Rate	Maturity	Value
	LODGING - 1.0%
250,000	Marriott International, Inc.	3.0000%	3/1/2019	$ 255,366
125,000	Starwood Hotels & Resorts Worldwide, Inc.	6.7500	5/15/2018	136,455
				391,821
	MACHINERY-DIVERSIFIED - 0.3%
125,000	Roper Technologies, Inc.	2.0500	10/1/2018	126,043

	MEDIA - 0.6%
125,000	Time Warner Cable, Inc.	5.8500	5/1/2017	130,304
125,000	Viacom, Inc.	2.5000	9/1/2018	125,888
				256,192
	MISCELLANEOUS MANUFACTURING - 0.6%
250,000	Ingersoll-Rand Global Holding Co., Ltd.	2.8750	1/15/2019	255,647

	OIL & GAS - 0.3%
125,000	Murphy Oil Corp.	2.5000	12/1/2017	117,191

	OIL & GAS SERVICES - 0.4%
150,000	Cameron International Corp.	1.1500	12/15/2016	149,936

	REITS - 0.4%
150,000	Welltower, Inc.	6.2000	6/1/2016	151,177

	RETAIL - 0.3%
125,000	Staples, Inc.	2.7500	1/12/2018	125,999

	SEMICONDUCTORS - 0.6%
250,000	Xilinx, Inc.	2.1250	3/15/2019	251,350

	TELECOMMUNICATIONS - 0.7%
150,000	AT&T, Inc.	1.7000	6/1/2017	150,800
125,000	Verizon Communications, Inc.	2.0000	11/1/2016	125,875
				276,675

	TOTAL BONDS & NOTES (Cost - $5,110,031)			5,107,209

	CERTIFICATES OF DEPOSITS - 13.8%
	AUTO MANUFACTURERING - 0.3%
125,000	BMW Bank of North America	1.2500	3/12/2018	125,637

See accompanying notes to consolidated financial statements.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Principal Amount ($)		Interest Rate	Maturity	Value
	BANKS - 12.9%
125,000	Ally Bank	0.9000%	8/22/2016	$ 125,169
125,000	Ally Bank	1.2500	2/26/2018	125,648
125,000	Ally Bank	1.7000	10/1/2018	126,342
150,000	American Express Bank FSB	1.7000	7/16/2018	150,943
125,000	American Express Centurion Bank	1.2500	4/30/2018	125,290
125,000	American Express Centurion Bank	1.3500	5/21/2018	125,163
125,000	American Express Centurion Bank	1.5500	6/18/2018	125,126
125,000	Berkshire Bank/Pittsfield MA	0.6500	9/30/2016	125,109
125,000	Bremer Bank NA/South St Paul MN	0.4500	4/1/2016	125,000
150,000	Capital One NA/Mclean VA	1.7500	8/27/2018	151,652
125,000	CIT Bank	1.5500	10/2/2017	126,106
125,000	Comenity Capital Bank	1.7500	8/10/2018	126,352
125,000	Community & Southern Bank	0.6000	10/14/2016	125,083
125,000	Compass Bank	0.8500	1/17/2017	125,047
125,000	Discover Bank/Greenwood DE	1.6000	2/15/2017	125,947
125,000	Discover Bank/Greenwood DE	1.3500	9/5/2017	125,252
125,000	EagleBank	0.8500	2/21/2017	125,227
125,000	EverBank	0.8000	4/13/2017	125,232
125,000	First Business Bank/Madison WI	1.1500	4/2/2018	124,998
125,000	First Niagara Bank NA	0.9000	3/13/2017	125,201
125,000	FirstBank Puerto Rico	1.7500	8/31/2018	126,349
125,000	GE Capital Bank/United States	1.7500	8/3/2017	126,365
250,000	Goldman Sachs Bank USA/New York NY	1.7500	1/14/2019	253,760
125,000	Goldman Sachs Bank USA/New York NY	0.7000	9/6/2016	125,077
125,000	Goldman Sachs Bank USA/New York NY	0.9500	3/6/2017	125,248
125,000	Iberiabank	1.0000	10/16/2017	125,316
125,000	JPMorgan Chase Bank NA	1.3000	3/13/2018	125,214
250,000	Mercantil Commercebank NA	1.6000	12/28/2018	250,000
250,000	Oriental Bank	1.7500	12/17/2018	251,747
125,000	Paragon Commercial Bank	0.5000	7/5/2016	125,042
125,000	Sallie Mae Bank	1.7000	8/22/2017	126,478
125,000	Security State Bank/Scott City KS	0.4000	4/15/2016	125,000
126,000	State Bank of India/Chicago IL	2.0000	8/12/2016	126,649
125,000	Synchrony Bank	1.8000	7/27/2017	126,443
125,000	Synovus Bank/Columbus GA	0.8000	4/10/2017	125,235
125,000	Transportation Alliance Bank, Inc.	0.6000	10/7/2016	125,014
125,000	WebBank	1.0000	9/27/2017	125,004
200,000	World's Foremost Bank	1.6000	6/25/2018	200,232
				5,274,060
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
125,000	Capital One Bank USA NA	1.3500	1/2/2018	125,435
125,000	Capital One Bank USA NA	1.6000	7/2/2018	125,519
				250,954

See accompanying notes to consolidated financial statements.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

		Value

	TOTAL CERTIFICATES OF DEPOSITS (Cost - $5,631,447)	$ 5,650,651
Shares
	EXCHANGE TRADED FUNDS - 56.2%
	COMMODITY FUND - 0.9%
3,160	SPDR Gold Shares (a) *	371,616

	DEBT FUNDS - 55.3%
62,100	Guggenheim BulletShares 2019 Corporate Bond ETF	1,317,762
62,300	Guggenheim BulletShares 2018 Corporate Bond ETF	1,314,530
58,100	Guggenheim BulletShares 2017 Corporate Bond ETF	1,314,803
59,600	Guggenheim BulletShares 2016 Corporate Bond ETF	1,314,776
26,400	Guggenheim Enhanced Short Duration ETF	1,316,568
12,400	iShares Short-Term National Muni Bond ETF	1,315,392
12,500	iShares 1-3 Year Credit Bond ETF	1,317,750
26,100	iShares Floating Rate Bond ETF	1,315,962
12,400	iShares Short Maturity Bond ETF	620,744
5,600	Market Vectors Investment Grade Floating Rate Bond ETF	138,264
74,800	Market Vectors AMT-Free Short Municipal Index ETF	1,317,976
52,400	Market Vectors Short High-Yield Municipal Index ETF	1,315,240
13,000	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	1,310,140
26,100	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	1,319,094
43,000	SPDR Barclays Short Term Corporate Bond ETF	1,317,090
20,800	SPDR SSgA Ultra Short Term Bond ETF	830,752
43,300	SPDR Barclays Investment Grade Floating Rate ETF	1,315,887
26,550	SPDR Nuveen Barclays Short Term Municipal Bond ETF	1,296,171
16,300	Vanguard Short-Term Bond ETF	1,314,269
		22,623,170

	TOTAL EXCHANGE TRADED FUNDS (Cost - $22,941,562)	22,994,786

	SHORT-TERM INVESTMENTS - 8.2%
	MONEY MARKET FUNDS - 8.2%
3,256,276	Fidelity Institutional Money Market Funds - Government Portfolio - Class I 0.23% (b)	3,256,276
92,255	STIT - Liquid Assets Portfolio - Institutional 0.45% (a,b)	92,255
	TOTAL SHORT-TERM INVESTMENTS (Cost - $ 3,348,531)	3,348,531

See accompanying notes to consolidated financial statements.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Value
	TOTAL INVESTMENTS - 90.7% (Cost - $37,031,571) (c)				$ 37,101,177
	OTHER ASSETS LESS LIABILITIES - 9.3%				3,816,119
	NET ASSETS - 100.0%				$ 40,917,296

REIT - Real Estate Investment Trust
*	Non-Income producing investment.
(a)	All or part of this instrument is a holding of GBSF Fund Limited.
(b)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.
(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $37,170,267 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:		$ 93,402
		Unrealized Depreciation:			(162,492)
			Net Unrealized Depreciation:		$ (69,090)

FUTURES CONTRACT
OPEN LONG FUTURES CONTRACT
Notional Value at
Number of				March 31,	Unrealized
Contracts	Issue	Exchange	Expiration	2016	Appreciation
331	Gold 100oz Future (a)	NY Comex	June-16	$ 40,805,680	$ 234,468

See accompanying notes to consolidated financial statements.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its Consolidated Portfolio of Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – The Fund will calculate its daily net asset value ("NAV") per share at the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the NYSE is open. As a result of calculating the Fund's NAV per share as of the NYSE Close, Fund securities will be valued each day at the last quoted sales price on each security's primary exchange, and securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations were readily available and not subject to restrictions against resale will be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean of the current bid and ask on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ price. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last bid price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost.

GBSF Fund Limited (“GBSF Ltd.”) is a wholly-owned and controlled foreign subsidiary of the Fund that can invest in Gold-bullion related exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), physical gold bullion and derivatives. See “Consolidation of Subsidiaries” for additional information.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair r market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The fair value team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investment
Bonds & Notes	$ -	$ 5,107,209	$ -	$ 5,107,209
Cerificates of Deposit	-	5,650,651	-	5,650,651
Exchange Traded Funds	22,994,786	-	-	22,994,786
Money Market Funds	3,348,531	-	-	3,348,531
Total Investment	$ 26,343,317	$ 10,757,860	$ -	$ 37,101,177
Derivative
Futures Contract	$ 234,468	$ -	$ -	$ 234,468
* Refer to the Consolidated Portfolio of Investments for industry classifications.
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the
Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include the accounts of GBSF Ltd., a wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in GBSF Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Fund’s investment objectives and policies. The subsidiary commenced operations on July 9, 2013 and is an exempted Cayman Islands company with limited liability.

A summary of the Fund's investments in the CFC is as follows:

	Inception Date	GBSF Ltd. Net Assets at March 31, 2016	% of Net Assets at March 31, 2016
GBSF Ltd.	5/6/2013	$ 4,222,801	10.32%

Futures Contracts – The Fund is subject to commodity risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Deposits with Brokers for Futures Contracts at March 31, 2016 represent partially restricted deposits of $11,156,782 to meet margin and other broker regulatory requirements, and excess funds not required for margin. The derivative instruments as of March 31, 2016 as disclosed in the Consolidated Portfolio of Investments serve as indicatiors of the volume of derivative activity for the Fund.

The derivative instruments as of March 31, 2016 as disclosed in the Schedule of Investments serve as indicators of the volume of derivative activity for the portfolio.

Principal Investment Risk – As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its direct investments as well as indirectly through investments in Underlying Funds and the subsidiary (GBSF Ltd.).

General Market Risk. The risk that the value of the Fund’s shares will fluctuate based on the performance of the Portfolio’s investments and other factors affecting the commodities and/or securities market generally.

Mutual Fund and ETN Risk: Mutual funds and exchange traded notes are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisor Preferred Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 5/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 5/27/2016

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer/Principal Financial Officer

Date 5/27/2016